Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.4%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 08/29/22)(a)	$90	$83,555
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	45	42,309
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	75	59,996
		185,860
Aerospace & Defense — 4.0%
Bombardier Inc., 7.88%, 04/15/27 (Call 08/29/22)(a)	145	133,997
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	30	29,011
Howmet Aerospace Inc., 5.90%, 02/01/27	45	46,799
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	35	32,665
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	70	66,174
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	192	181,148
7.50%, 03/15/27 (Call 08/29/22)(b)	40	40,674
		530,468
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 08/09/22)(a)	30	30,065
Airlines — 0.3%
American Airlines Pass Through Trust, Series 2015-1, Class A, 3.38%, 11/01/28	44	37,522
Apparel — 0.3%
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(a)(b)	35	34,730
Auto Manufacturers — 2.6%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/22)(a)	30	28,538
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	53	48,622
4.13%, 08/17/27 (Call 06/17/27)	90	85,279
4.27%, 01/09/27 (Call 11/09/26)	63	60,287
4.95%, 05/28/27 (Call 04/28/27)	105	103,155
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)(b)	35	26,187
		352,068
Auto Parts & Equipment — 2.1%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 08/29/22)	35	33,596
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 08/29/22)(a)(b)	145	146,260
Dana Inc., 5.38%, 11/15/27 (Call 11/15/22)	30	28,202
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27 (Call 12/15/26)(b)	50	47,987
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 08/09/22), (6.75% PIK)(a)(b)(c)	31	27,624
		283,669
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	45	34,591
Building Materials — 1.0%
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(a)	40	35,526
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)(b)	30	25,186
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 08/29/22)(a)	60	57,843
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27 (Call 08/09/22)(a)	20	19,748
		138,303
Chemicals — 2.0%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(a)	45	35,930
Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	$35	$33,563
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	35	33,592
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	20	18,618
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	50	46,271
Olin Corp., 5.13%, 09/15/27 (Call 08/29/22)	35	33,679
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	25	21,313
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	50	47,909
		270,875
Commercial Services — 5.3%
Albion Financing 1 Sarl/Aggreko Holdings Inc., 8.75%, 04/15/27 (Call 10/15/23)(a)	35	31,310
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 08/29/22)(a)	75	68,678
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	35	33,460
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	45	44,635
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 08/29/22)(a)	55	52,323
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	43	40,158
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	20	16,808
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	40	36,160
9.50%, 11/01/27 (Call 11/01/22)(a)	45	43,188
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22)(a)	85	85,055
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	30	28,270
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	70	63,826
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/22)	40	39,487
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	55	53,334
United Rentals North America Inc., 5.50%, 05/15/27 (Call 08/29/22)	70	71,161
		707,853
Computers — 1.2%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/22)(a)	35	34,168
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	40	38,397
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	35	34,762
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	35	33,023
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/27 (Call 10/15/22)(a)	20	23,129
		163,479
Distribution & Wholesale — 0.8%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	50	43,594
IAA Inc., 5.50%, 06/15/27 (Call 08/29/22)(a)	35	34,981
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	35	33,874
		112,449
Diversified Financial Services — 2.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/29/22)(a)	25	25,311
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(a)	30	25,173
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	30	29,360
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(a)	45	41,710
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	50	45,126
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)(b)	55	47,253
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 02/01/24)(a)	30	28,906
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	30	29,297
United Wholesale Mortgage LLC, 5.75%, 06/15/27 (Call 06/15/24)(a)(b)	35	30,590

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
VistaJet Malta Finance PLC/XO Management Holding Inc., 7.88%, 05/01/27 (Call 05/01/24)(a)	$35	$32,254
		334,980
Electric — 2.7%
FirstEnergy Corp., Series B, 4.40%, 07/15/27 (Call 04/15/27)	110	107,798
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(a)	40	39,535
NRG Energy Inc., 6.63%, 01/15/27 (Call 08/15/22)(b)	25	25,392
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 08/09/22)(a)(b)	90	88,690
5.63%, 02/15/27 (Call 08/09/22)(a)	95	95,268
		356,683
Electrical Components & Equipment — 0.1%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	20	18,355
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	70	71,045
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(a)	30	27,724
		98,769
Entertainment — 4.6%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	40	34,570
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)(b)	125	125,149
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 08/29/22)	35	34,091
Churchill Downs Inc., 5.50%, 04/01/27 (Call 08/29/22)(a)	42	41,824
International Game Technology PLC, 6.25%, 01/15/27 (Call 07/15/26)(a)	53	53,736
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	70	67,109
6.50%, 05/15/27 (Call 05/15/23)(a)	85	87,339
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)(b)	30	23,998
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	60	64,785
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 08/29/22)(a)	30	27,843
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 08/29/22)(a)(b)	35	33,252
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)	25	22,707
		616,403
Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/29/22)(a)	40	39,739
Harsco Corp., 5.75%, 07/31/27 (Call 08/29/22)(a)	35	26,544
		66,283
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27 (Call 01/15/23)(a)	100	94,916
B&G Foods Inc., 5.25%, 09/15/27 (Call 08/29/22)	40	36,624
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	75	74,159
Post Holdings Inc., 5.75%, 03/01/27 (Call 08/15/22)(a)(b)	30	30,012
		235,711
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	37	37,262
Health Care - Products — 0.3%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)	35	34,418
Security	Par (000)	Value

Health Care - Services — 5.7%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 08/29/22)(a)	$35	$35,052
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	180	177,037
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	140	124,424
8.00%, 12/15/27 (Call 12/15/22)(a)	50	47,431
IQVIA Inc., 5.00%, 05/15/27 (Call 08/29/22)(a)(b)	80	80,117
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 08/29/22)(a)	45	40,327
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 08/29/22)(a)	40	40,775
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	110	108,377
6.25%, 02/01/27 (Call 08/29/22)(a)(b)	110	111,077
		764,617
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	105	101,063
Home Builders — 1.7%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)	25	22,051
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	45	40,474
Century Communities Inc., 6.75%, 06/01/27 (Call 08/29/22)	35	35,581
KB Home, 6.88%, 06/15/27 (Call 12/15/26)(b)	20	20,698
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	35	30,714
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	20	19,673
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(a)	35	35,742
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	20	19,286
		224,219
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	55	51,367
6.75%, 10/15/27 (Call 10/15/22)(a)	100	94,889
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 08/29/22)(a)(b)	35	34,521
		180,777
Internet — 2.5%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)	30	26,646
Cogent Communications Group Inc., 7.00%, 06/15/27 (Call 06/15/24)(a)	30	30,255
Getty Images Inc., 9.75%, 03/01/27 (Call 08/15/22)(a)	20	19,042
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 08/29/22)(a)	45	44,032
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 08/09/22)(a)(b)	35	24,012
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/22)(a)	31	30,106
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%, 04/30/27 (Call 10/15/23)(a)	25	21,766
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	50	47,614
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	85	86,029
		329,502
Iron & Steel — 1.2%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/22)	25	23,361
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 08/29/22)	40	39,861
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	45	45,467
8.13%, 05/01/27 (Call 08/29/22)(a)	50	50,455
		159,144
Leisure Time — 3.6%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	255	202,100

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Leisure Time (continued)
9.88%, 08/01/27 (Call 02/01/24)(a)	$65	$67,182
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	25	22,963
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	70	64,314
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (Call 10/15/26)(a)	75	57,864
7.50%, 10/15/27	20	15,600
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	60	48,885
		478,908
Lodging — 2.8%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/22)	70	67,357
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	40	39,468
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 08/29/22)(d)	42	29,548
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	55	43,563
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	48	46,560
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(a)	25	20,884
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	30	29,889
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	65	60,284
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/22)(a)	53	40,598
		378,151
Machinery — 0.9%
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	22	20,462
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	110	105,515
		125,977
Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 08/29/22)(a)	30	29,183
Media — 10.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27 (Call 08/29/22)(a)	235	230,591
CSC Holdings LLC, 5.50%, 04/15/27 (Call 08/29/22)(a)(b)	95	92,003
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	270	252,256
Gray Television Inc., 7.00%, 05/15/27 (Call 08/09/22)(a)	55	55,345
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(a)	55	50,305
8.38%, 05/01/27 (Call 08/15/22)	105	93,908
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	82	80,262
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)	25	23,804
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/09/22)(a)	130	130,034
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 08/29/22)(a)(b)	35	33,413
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/22)(a)(b)	30	26,865
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/29/22)(a)	110	109,025
Univision Communications Inc., 6.63%, 06/01/27 (Call 06/01/23)(a)	105	105,634
Videotron Ltd., 5.13%, 04/15/27 (Call 08/29/22)(a)	40	38,798
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 08/29/22)(a)(b)	45	43,045
		1,365,288
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)	25	24,568
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 08/29/22)	25	20,004
		44,572
Mining — 0.7%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)(b)	35	33,654
Security	Par (000)	Value

Mining (continued)
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	$45	$41,444
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)(b)	30	23,544
		98,642
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	30	24,478
Oil & Gas — 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27 (Call 11/01/26)(a)	25	30,347
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)	35	35,656
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)(b)	25	21,847
Centennial Resource Production LLC, 6.88%, 04/01/27 (Call 08/29/22)(a)	25	23,904
CNX Resources Corp., 7.25%, 03/14/27 (Call 08/29/22)(a)	50	50,623
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(a)(b)	40	38,137
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	85	88,131
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 08/29/22)(a)	35	33,505
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	40	39,595
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	50	49,696
Occidental Petroleum Corp., 8.50%, 07/15/27 (Call 01/15/27)(b)	35	39,990
Parkland Corp., 5.88%, 07/15/27 (Call 08/29/22)(a)	35	34,290
SM Energy Co., 6.63%, 01/15/27 (Call 08/29/22)	30	30,004
Southwestern Energy Co., 7.75%, 10/01/27 (Call 10/01/22)	30	31,283
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 08/29/22)	45	44,805
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	50	47,378
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/29/22)(a)	36	32,692
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	35	34,393
		706,276
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 08/29/22)(a)(b)	35	32,711
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	35	31,652
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	55	50,259
		114,622
Packaging & Containers — 3.6%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(a)(c)	65	49,238
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(a)	40	41,145
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 08/15/27 (Call 08/29/22)(a)	60	46,744
5.25%, 08/15/27 (Call 08/29/22)(a)(b)	75	57,082
Berry Global Inc., 5.63%, 07/15/27 (Call 08/29/22)(a)(b)	35	35,350
Graphic Packaging International LLC, 4.75%, 07/15/27 (Call 04/15/27)(a)	20	19,573
LABL Inc., 10.50%, 07/15/27 (Call 08/09/22)(a)	50	47,484
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(a)(b)	42	40,392
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	70	61,797
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	30	28,529
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/22)(a)(b)	50	48,578
		475,912

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 1.6%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 08/29/22)(a)	$130	$82,101
Bausch Health Companies Inc.
5.75%, 08/15/27 (Call 08/15/22)(a)	35	29,132
6.13%, 02/01/27 (Call 02/01/24)(a)	70	59,693
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/29/22)(a)	40	39,691
		210,617
Pipelines — 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 08/15/22)(a)(b)	45	44,807
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	30	27,319
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27 (Call 08/15/22)(a)	45	43,831
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	35	36,024
EQM Midstream Partners LP
6.50%, 07/01/27 (Call 01/01/27)(a)	65	64,966
7.50%, 06/01/27 (Call 06/01/24)(a)	35	35,795
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	35	35,098
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27 (Call 01/15/24)	70	68,569
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/15/22)	30	27,667
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(a)	30	29,708
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(a)	30	25,712
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	40	38,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 03/01/23)(a)	30	28,060
		505,856
Real Estate Investment Trusts — 4.1%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)	30	26,651
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(a)	55	48,331
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	35	30,652
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(a)	70	66,872
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	45	40,150
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (Call 10/15/22)	100	96,255
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	50	48,472
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	110	104,943
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)(b)	30	24,744
5.50%, 12/15/27 (Call 09/15/27)	30	26,188
Starwood Property Trust Inc., 4.38%, 01/15/27 (Call 07/15/26)(a)	35	32,267
		545,525
Retail — 2.6%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	27	24,989
Bath & Body Works Inc., 6.69%, 01/15/27	20	19,722
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	30	20,990
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)(b)	45	29,624
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/29/22)(a)	55	55,137
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/22)(a)	30	28,723
Security	Par/ Shares (000)	Value
Retail (continued)
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 08/29/22)	$15	$14,803
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	25	22,922
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	20	18,576
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	40	33,654
Staples Inc., 10.75%, 04/15/27 (Call 08/29/22)(a)	70	52,269
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 08/29/22)(b)	25	24,569
		345,978
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 08/29/22)(a)(b)	40	39,563

Software — 1.1%
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 08/29/22)(a)(b)	145	142,786

Telecommunications — 6.3%
Altice France Holding SA, 10.50%, 05/15/27 (Call 08/09/22)(a)	115	108,243
Altice France SA/France, 8.13%, 02/01/27 (Call 08/09/22)(a)	130	128,382
CommScope Inc., 8.25%, 03/01/27 (Call 08/29/22)(a)	75	65,240
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 08/09/22)(a)	55	45,265
Frontier Communications Holdings LLC, 5.88%, 10/15/27 (Call 10/15/23)(a)	85	83,717
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/22)(a)	70	64,219
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	70	51,407
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	90	83,553
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(a)	35	35,793
Nokia OYJ, 4.38%, 06/12/27(b)	35	35,376
ViaSat Inc., 5.63%, 04/15/27 (Call 08/09/22)(a)	45	42,458
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 08/29/22)(a)	110	96,347
		840,000
Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/22)(a)(b)	40	40,890
Transportation — 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	42	40,055
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	30	30,348
Total Long-Term Investments — 97.5%
(Cost: $14,055,610)		13,023,745

Short-Term Securities

Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	2,227	2,226,875
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	210	210,000
Total Short-Term Securities — 18.2%
(Cost: $2,436,708)		2,436,875
Total Investments in Securities — 115.7%
(Cost: $16,492,318)		15,460,620
Liabilities in Excess of Other Assets — (15.7)%		(2,098,335)
Net Assets — 100.0%		$13,362,285

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
July 31, 2022

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$508,415	$1,718,987	(a)	$—		$(694)	$167	$2,226,875	2,227	$3,177	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—		(40,000	)(a)	—	—	210,000	210	369		—
						$(694)	$167	$2,436,875		$3,546		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,023,745	$—	$13,023,745
Money Market Funds	2,436,875	—	—	2,436,875
	$2,436,875	$13,023,745	$—	$15,460,620

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
REIT	Real Estate Investment Trust